Investments in Associates - Narrative (Details) - USD ($)					1 Months Ended		12 Months Ended
	May 26, 2023	May 01, 2023	Feb. 21, 2023	Jan. 13, 2022	May 31, 2023	Feb. 21, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 25, 2022	Jan. 14, 2022	Dec. 30, 2021
Disclosure of associates [line items]
Gain on dilution of ownership interest in associate							$ 0	$ 28,220,000	$ 0
Impairment of investment in associates							0	8,390,000	0
Investment in associates – equity method							3,185,000	9,147,000	0
Capstar
Disclosure of associates [line items]
Stock committed to acquire during period (in dollars per share)													$ 10
SPAC exchange, PIPE transaction, amount				$ 15,000,000
Business combination, number of additional shares received at no additional cost (in shares)				1,322,500
Business combination, number of additional shares received, additional cost				$ 0
Business combination, additional shares to be received at no additional cost, fair value							11,200,000
Business combination, additional shares to be received at no additional cost, transaction cost							0
Business combination, number of shares received for additional cost (in shares)				496,145
Business combination, investment in common share				$ 4,961,000
Capstar | Derivative Asset, Backstop Agreement
Disclosure of associates [line items]
Amortization of deferred gain								10,400,000	800,000
Loss on change in fair value of derivatives								2,776,000
Gain (loss) on derivative assets recognized through profit or loss								$ 7,624,000
Derivative financial assets				$ 8,424,000
Gelesis Holdings Inc.
Disclosure of associates [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)												16,727,582
Percentage of voting equity interests acquired												23.20%
Gelesis
Disclosure of associates [line items]
Investments in associates accounted for using equity method							0		0	$ 0
Unrecognized equity method losses									38,101,000
Unrecognised share of losses of associates, other comprehensive loss									$ 709,000
Percentage ownership interest								22.50%	42.00%	47.90%
Percentage of voting equity interests acquired				22.80%					42.00%
Gain on dilution of ownership interest in associate				$ 28,255,000
Investment in associates – equity method							4,910,000
Number of warrants (in shares)	43,133,803	192,307,692	23,688,047		235,441,495	23,688,047
Exercise price of warrants (in usd per share)	$ 0.0142	$ 0.0182	$ 0.2744			$ 0.2744
Gelesis | Top of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)		$ 0.0182
Gelesis | Bottom of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)	$ 0.0142
Sonde
Disclosure of associates [line items]
Investments in associates accounted for using equity method							3,185,000
Percentage of voting equity interests acquired								40.17%			48.20%
Share of loss of associates accounted for using equity method							$ 1,052,000	$ 3,443,000
Sonde | Preferred A-1 Shares
Disclosure of associates [line items]
Investments in associates accounted for using equity method											$ 7,716,000